Stock-Based Compensation (Details) - Schedule of Activity for All Stock Options Granted - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Activity for All Stock Options Granted [Line Items]
Options outstanding, Exercised		(2,178,788)	(6,305,365)	(1,457,517)
Weighted average exercise price, Exercised (in Dollars per share)		$ 0.55	$ 0.61
Options outstanding, Vested and expected to vest		56,422,477
Weighted average exercise price, Vested and expected to vest (in Dollars per share)		$ 0.6
Average remaining contractual terms, Vested and expected to vest		5 years 5 months 1 day
Aggregate intrinsic Value, Vested and expected to vest (in Dollars)		$ 37,431
Options outstanding, Exercisable		48,178,834
Weighted average exercise price, Exercisable (in Dollars per share)		$ 0.59
Average remaining contractual terms, Exercisable		5 years 3 months
Aggregate intrinsic Value, Exercisable (in Dollars)		$ 32,194
Options outstanding, Grant
Options outstanding, Forfeited or expired		(434,128)	(59,635)	(178,916)
Weighted average exercise price, Forfeited or expired (in Dollars per share)		$ 0.55	$ 0.73	$ 0.73
Options outstanding ,Outstanding Ending balance	67,036,826	56,422,477	59,035,393	65,400,393
Weighted average exercise price ,Outstanding Ending balance (in Dollars per share)	$ 0.6	$ 0.6	$ 0.6	$ 0.6
Average remaining contractual terms, Outstanding Ending balance	8 years 2 months 8 days	5 years 5 months 1 day	6 years 5 months 15 days	7 years 3 months 18 days
Aggregate intrinsic Value, Outstanding Ending balance (in Dollars)	$ 51,754	$ 37,431	$ 42,143	$ 639,131